Mar. 18, 2016
The Tax-Exempt Fund of Virginia®
The Tax-Exempt Fund of Virginia®

The Tax-Exempt Fund of
  Maryland®

The Tax-Exempt Fund of
  Virginia®

Summary Prospectus and
Prospectus Supplement

March 18, 2016

(for summary prospectuses and
prospectus dated October 1, 2015, as
supplemented to date)

The following is added to the “Principal investment strategies” section in the summary prospectus for each of the funds listed above and the “Principal investment strategies” section in the applicable summary portion of the prospectus for the funds listed above:

On March 17, 2016, the Board of Trustees of The American Funds Tax-Exempt Series I (the “Series”) unanimously determined that the reorganizations of The Tax-Exempt Fund of Maryland (“TEFMD”) and The Tax-Exempt Fund of Virginia (“TEFVA”) with and into The Tax-Exempt Bond Fund of America® (“TEBF”) would be in the best interests of the funds. If the reorganizations are consummated as proposed, shareholders of TEFMD and TEFVA would become shareholders of TEBF. TEBF is a national municipal bond fund, which seeks to provide investors with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

The proposed reorganizations are subject to shareholder approval. Accordingly, it is anticipated that in late April 2016, shareholders of TEFMD and TEFVA will receive a combined proxy statement and prospectus regarding the proposed reorganizations, as well as other related materials. These materials will provide further information regarding TEBF and the proposed reorganizations and will request shareholder votes on the relevant reorganization. Neither fund’s reorganization is contingent upon the approval of the other fund’s shareholders. If approved by shareholders, the proposed reorganizations are expected to take effect on or about June 17, 2016. No new purchases of shares of either TEFMD or TEFVA will be accepted within five business days of the effective date of the proposed reorganizations. If both reorganizations are effected on June 17, 2016, as is currently planned, no new purchase of TEFMD or TEFVA shares will be accepted as of June 13, 2016.

Keep this supplement with your summary prospectus or prospectus.